Provisions (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Disclosure of contingent liabilities [table]
Provisions	€ 2,070	€ 3,811
Reversal of provisions for cost of restructuring	€ 2,347
Employer contribution rate on share based payments	30.00%
Estimated financial effect of contingent liabilities	€ 1,163
Restructuring provision
Disclosure of contingent liabilities [table]
Provisions	542	2,889
Employee departure compensation
Disclosure of contingent liabilities [table]
Provisions	157		€ 297
Provisions for employee benefits
Disclosure of contingent liabilities [table]
Provisions	707	€ 551
Legal proceedings provision
Disclosure of contingent liabilities [table]
Provisions	€ 619